Investment Objectives and Goals - Dimensional US Large Cap Core Equity Market ETF	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Dimensional US Large Cap Core Equity Market ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Dimensional US Large Cap Core Equity Market ETF (the “US Large Cap Core ETF” or “Portfolio”) is to achieve long-term capital appreciation.